INVENTORIES AND DEFERRED COSTS (Movement of Written-Down Inventory And Deferred Costs) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Movement of written-down inventory and deferred costs
Beginning of year	$ 4,008,770	$ 4,335,613	$ 14,524,416
Inventory write-downs	889,131	3,652,506	1,918,214
Removal of write-down inventory balance in connection with inventory discarded with nominal proceeds	(56,421)	(154,164)	(6,426,808)
Removal of write-down inventory balance in connection with inventory sales with proceeds	(386,675)	(3,825,185)	(5,680,209)
End of year	4,454,805	4,008,770	4,335,613
Proceeds from write-down inventories discarded		7,808	31,260
Proceeds from write-down inventories sold	496,532	4,470,844	5,112,188
Increase in gross profit in connection with discard and sales of the written-down inventories	$ 496,532	$ 4,478,652	$ 5,143,448